SHORT-TERM AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM AND LONG-TERM INVESTMENTS
NOTE 3:-	SHORT-TERM AND LONG-TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $196,771 and $129,013 as of December 31, 2017 and 2016, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2017 and 2016:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016

Corporate debentures	$189,836	$122,335	$9	$91	$908	$225	$188,937	$122,201
U.S. Treasuries	7,007	7,008	-	-	170	196	6,837	6,812
U.S. Government Agencies	998	-	-	-	1	-	997	-

	$197,841	$129,343	$9	$91	$1,079	$421	$196,771	$129,013

The scheduled maturities of available-for-sale marketable securities as of December 31, 2017 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$64,055	$63,951
Due after one year through five years	133,786	132,820

	$197,841	$196,771

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2017 and 2016 were as indicated in the following tables:

	December 31, 2017
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$135,252	$(711)	$49,076	$(198)	$184,328	$(909)
U.S. treasuries	-	-	6,837	(170)	6,837	(170)
U.S. Government agencies	997	-	-	-	997	-

	$136,249	$(711)	$55,913	$(368)	$192,162	$(1,079)

	December 31, 2016
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$19,444	$(137)	$56,799	$(88)	$76,243	$(225)
U.S. treasuries	-	-	6,812	(196)	6,812	(196)

	$19,444	$(137)	$63,611	$(284)	$83,055	$(421)